Shareholders' Equity (Warrants) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Warrant Activity [Line Items]
Warrants Exercised, Method		The warrants were exercised in a cashless conversion
Warrant [Member]
Summary Of Warrant Activity [Line Items]
Warrants Outstanding, Opening Balance	0	194
Warrants Exercised	0	(194)
Warrants Outstanding, Ending Balance	0	0
Warrants Exercised, Opening Weighted Average Exercise Price	0	13.89
Warrants Exercised During the Period, Weighted Average Exercise Price	0	(13.89)
Warrants Exercised, Ending Weighted Average Exercise Price	0	0
Warrants Exercised, Number Of Common Shares Issued		67